INCOME TAX - Reconciliation of Statutory Tax Rate to Effective Tax Rate (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
Statutory Dutch income tax rate reconciled to the company's effective income tax rate
Expected expense at Dutch statutory income tax rate of 25%	₽ 9,301	$ 125.9	₽ 5,714	₽ 13,115
Effect of:
Tax on inter-company dividends	936	12.7	764	802
Non-deductible share-based compensation	3,932	53.2	2,464	1,638
Other expenses not deductible for tax purposes	1,921	26.0	1,908	721
(Reversal)/accrual of unrecognized tax benefit	121	1.6	319	(102)
Reversal of prior year unrecognized tax benefit accrual following tax audits			(417)
Equity method loss of Yandex.Market	618	8.4	1,088	73
Effect of deconsolidation/consolidation of Yandex.Market	(4,807)	(65.1)		(7,061)
Difference in foreign tax rates	(2,244)	(30.4)	(2,381)	(1,832)
Change in valuation allowance	3,428	46.4	2,285	850
Other	(151)	(2.0)	(89)	(3)
Income tax expense	₽ 13,055	$ 176.7	₽ 11,656	₽ 8,201